Additional Financial Information of Parent Company - Financial Statements Schedule I (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 122,504,799	$ 31,557,233	$ 5,343,342	$ 959,595
Other current assets	1,025,526	656,838
Total current assets	153,068,268	53,539,720
Investment in affiliates	11,577,995	2,284,687
Total Assets	241,684,476	67,313,863
Liabilities and Equity
Other current liabilities	730,405	2,070,081
Amounts due to related parties- non-current	5,280,000
Total Liabilities	71,629,485	20,735,205
Shareholders' Equity:
Ordinary Shares ($0.0005 par value; 142,101,710 and 1,000,000,000 shares authorized, 61,244,980 and 179,586,759 shares issued and outstanding, as of December 31, 2014 and 2015, respectively)	89,794	30,622
Additional paid-in capital	146,283,019	6,794,536
Retained earnings	24,491,075	154,062
Accumulated other comprehensive income(loss)	(3,492,512)	574,682
Total Jupai shareholders' equity	167,371,376	7,553,902
Total Liabilities, Mezzanine Equity and Total Equity	241,684,476	67,313,863
Series A convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares		1,500,000
Series B convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares		36,794,634
Parent Company
Assets
Cash and cash equivalents	27,650,164	2,703,602
Other current assets	202,100	78,236
Total current assets	27,852,264	2,781,838
Investment in affiliates	116,812,030	37,229,937
Loan to subsidiaries	29,951,525	6,551,423
Total Assets	174,615,819	46,563,198
Liabilities and Equity
Other current liabilities	92,735	714,662
Amounts due to related parties- non-current	7,151,708
Total Liabilities	7,244,443	714,662
Shareholders' Equity:
Ordinary Shares ($0.0005 par value; 142,101,710 and 1,000,000,000 shares authorized, 61,244,980 and 179,586,759 shares issued and outstanding, as of December 31, 2014 and 2015, respectively)	89,794	30,622
Additional paid-in capital	146,283,019	6,794,536
Retained earnings	24,491,075	154,062
Accumulated other comprehensive income(loss)	(3,492,512)	574,682
Total Jupai shareholders' equity	167,371,376	7,553,902
Total Liabilities, Mezzanine Equity and Total Equity	$ 174,615,819	46,563,198
Parent Company | Series A convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares		1,500,000
Parent Company | Series B convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares		$ 36,794,634